INVENTORY, NET	6 Months Ended
Jun. 30, 2020
Inventories [Abstract]
INVENTORY, NET
INVENTORY, NET

(US$ MILLIONS)	June 30, 2020	December 31, 2019
Raw materials and consumables (1)	$1,082	$941
Fuel products (2)	583	688
Work in progress	775	674
RTFO certificates (3)	372	342
Finished goods and other (4)	907	845
Carrying amount of inventories	$3,719	$3,490
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(1)	Raw materials and consumables are mainly composed of raw materials in the industrials segment.

(2)	Fuel products are traded in active markets and are purchased with a view to resell in the near future. As a result, stocks of fuel products are recorded at fair value based on quoted market prices.

(3)
Renewable Transport Fuel Obligations (“RTFO”) certificates held for trading as at June 30, 2020 have a fair value of $25 million (December 31, 2019: $66 million). There is no externally quoted marketplace for the valuation of RTFO certificates. In order to value these contracts, the partnership has adopted a pricing methodology combining both observable inputs based on market data and assumptions developed internally based on observable market activity.

(4)	Finished goods and other are mainly composed of finished goods inventory in the infrastructure services and industrials segments.